Borrowings - Bonds (Details) $ in Thousands		6 Months Ended
	Mar. 21, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / kr	Dec. 31, 2021 USD ($) $ / kr
Borrowings
Outstanding balance		$ 3,417,781	$ 3,658,220
Commitment, arrangement, upfront and legal and other fees for obtaining undrawn amount		0	5,564
NOK 2024 Bonds
Borrowings
Outstanding balance		90,112	101,129
Fair value of bond		$ 91,158	$ 105,990
Exchange rate | $ / kr		0.1011	0.1135
8.875% Senior Notes
Borrowings
Interest rate	8.875%	8.875%
Repayments of notes		$ 315,000
Outstanding balance			$ 314,738
7.75% Notes
Borrowings
Interest rate	7.75%	7.75%
Notes issuance limit	$ 325,000
Proceeds from issuance of notes		$ 315,000
Outstanding balance		$ 305,869